PIMCO REALPATH Blend 2070 Fund Performance Management - PIMCO REALPATH Blend 2070 Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained at https://www.pimco.com. The Fund’s regulatory index is the S&P 500 Index. The Fund’s regulatory index is disclosed in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The S&P Target Date 2065+ Index is a supplemental index of the Fund. The index seeks to represent a broadly derived consensus for asset allocations that target a particular investment horizon, with asset class exposures driven by a survey of available target date funds for that horizon. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international real estate investment trusts, core fixed income, short term treasuries, TIPS, high yield corporate bonds and commodities and are represented by exchange-traded funds in the Index calculation.
Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Performance Availability Website Address [Text]	https://www.pimco.com